Summary of Significant Accounting Policies - Schedule of Impact on Unaudited Condensed Consolidated Balance Sheet Upon Adoption of ASU 2016-02 (Details) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets:
Prepayments and other current assets	$ 4,190,512	$ 5,610,520	$ 5,749,260
Operating lease right-of-use assets	14,831,960	7,093,473
Liabilities:
Current operating lease liabilities	(3,789,064)	(2,286,889)
Non-current operating lease liabilities	$ (10,703,104)	(4,667,844)
Effect of the option of ASU 2016-02
Assets:
Prepayments and other current assets		(138,740)
Operating lease right-of-use assets		7,093,473
Liabilities:
Current operating lease liabilities		(2,286,889)
Non-current operating lease liabilities		$ (4,667,844)